S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 18, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier of one year after completion of our initial business combination; or if the closing price of our ordinary shares equals or exceeds $12.00 per Class A ordinary share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	K2 Capital Sponsor LLC, Private Placement Investor, Karan Thakur, Alexander Tjiang, and other officers and directors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	K2 Capital Sponsor LLC and the Private Placement Investor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Restricted Class A Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	90 days after completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above